Notes to Equity and Liabilities of the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accounts Payable and Accrued Liabilities
Accounts payable are listed in the table below.

in 000’ €	12/31/2019	12/31/2018
Trade Accounts Payable	10,655	7,215
Licenses Payable	357	184
Accruals	44,971	36,530
Other Liabilities	1,059	832

Total	57,042	44,761

Summary of Development of Tax Provisions and Current and Non-current Other Provisions
The table below shows the development of tax provisions and current and non-current
other provisions in the 2019 financial year.

in 000’ €	01/01/2019	Additions	Utilized	Released	12/31/2019
Tax Provisions	208	0	113	0	95
Other Provisions	184	1,074	714	198	346

Total	392	1,074	827	198	441

Summary of Disaggregation of Revenue from Contract with Customers	The changes in this item are set out below.

in 000’ €	2019	2018
Opening Balance before Application of IFRS 15	-	1,695

Application of IFRS 15	-	(1,135)

Opening Balance after Application of IFRS 15	952	560

Prepayments Received in the Fiscal Year	6,070	2,386
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(794)	(306)
Revenues Recognized for Received Prepayments and Services Performed in the Fiscal Year	(4,542)	(1,688)

Closing Balance	1,686	952

thereof short-term	1,571	794
thereof long-term	115	158

Summary of Composition and Development of Treasury Stock
In the years 2019 and 2018, the Group did not repurchase any of its own shares. The composition and development of this line item are listed in the following table.

	Number of Shares	Value
As of 12/31/2010	79,896	9,774
Purchase in 2011	84,019	1,747,067
As of 12/31/2011	163,915	1,756,841
Purchase in 2012	91,500	1,837,552
As of 12/31/2012	255,415	3,594,393
Purchase in 2013	84,475	2,823,625
As of 12/31/2013	339,890	6,418,018
Purchase in 2014	111,000	7,833,944
As of 12/31/2014	450,890	14,251,962
Purchase in 2015	88,670	5,392,931
Transfer in 2015	(104,890)	(3,816,947)
As of 12/31/2015	434,670	15,827,946
Purchase in 2016	52,295	2,181,963
Transfer in 2016	(90,955)	(3,361,697)
As of 12/31/2016	396,010	14,648,212
Transfer in 2017	(76,332)	(2,821,231)
As of 12/31/2017	319,678	11,826,981
Transfer in 2018	(38,642)	(1,428,208)
As of 12/31/2018	281,036	10,398,773
Transfer in 2019	(55,236)	(2,041,523)
As of 12/31/2019	225,800	8,357,250